Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2023
Loss Per Share [Abstract]
Schedule of Basic Loss Per Share and Diluted Loss Per Share	Basic loss per share and diluted loss per share were calculated in accordance with ASC 260 Earnings per share for the years ended June 30, 2021, 2022 and 2023 as below:
	For the years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB

Numerator:
Net loss	(316,037)	(233,426)	(108,652)
Net income attributable to noncontrolling interests	-	-	115
Net (loss)/Income attributable to QuantaSing Group Limited	(316,037)	(233,426)	(108,537)
Allocation of accretion of Predecessors’ preferred shares (i)	(17,480)	(22,655)	-
Allocation of deemed dividends due to extinguishment of Predecessors’ preferred shares (ii)	(197,436)	-	-
Accretion of the Company’s preferred shares subsequent to the Reorganization completion date	-	(2,987)	(22,379)
Net loss attributable to ordinary shareholders of QuantaSing Group Limited	(530,953)	(259,068)	(130,916)
Denominator:
Weighted average number of ordinary shares outstanding — basic and diluted (iii)	41,206,648	49,270,950	103,948,398
Net loss per share — basic and diluted	(12.89)	(5.26)	(1.26)
(i)	The accretion of Predecessors’ preferred shares to redemption value attributable to the Listing Businesses was RMB17,480, RMB22,655 and nil for the years ended June 30, 2021, 2022 and 2023 respectively.
(ii)	The impact of the inclusion of a redemption right for series of WN-A, WN-B, WN-B-1 and WN-C was assessed from both quantitative and qualitative perspectives and accounted for as extinguishment of former preferred shares. The difference between the fair value of the new preferred shares and the carrying value of former preferred shares was recognized by WN as a deemed dividend to preferred shareholders of WN. The deemed dividend attributable to the Listing Businesses was RMB197,436, nil and nil for the years ended June 30, 2021, 2022 and 2023.
(iii)	Basic and diluted net loss per share are computed using the weighted average number of ordinary shares outstanding during the period, including 232,930, 2,276,065 and 3,318,369 vested options with nominal exercise price for the years ended June 30, 2021, 2022 and 2023.